Income Taxes - Schedule of Effective Tax Rate for the Continuing Operations and Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing Operations [Member]
Schedule of Effective Tax Rate for the Continuing Operations and Discontinued Operations [Line Items]
Profit/(Loss) before income tax expense	$ (1,346,672)	$ 5,960,767	$ (1,610,047)
Computed tax benefit with statutory tax rate	(222,201)	983,527	(338,110)
Over provision of current taxation in respect of prior year	(14,853)	(350,590)
Impact of different tax rates in other jurisdictions	272,847	(954,146)	(52,799)
Impact of preferred tax rate	(21,277)	(14,854)
Changes in valuation allowance	1,082	315	485,856
Total income tax expense	15,598	(335,748)	94,947
Discontinued Operations [Member]
Schedule of Effective Tax Rate for the Continuing Operations and Discontinued Operations [Line Items]
Profit/(Loss) before income tax expense			(21,946)
Computed tax benefit with statutory tax rate			(4,608)
Impact of different tax rates in other jurisdictions			(988)
Effect of preferred tax rate			3,621
Changes in valuation allowance			1,975
Total income tax expense